Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Nov. 30, 2023	Dec. 30, 2025	Dec. 31, 2024	Jan. 02, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year (1)	Summary Compensation Table Total for First PEO (2)	Compensation Actually Paid to First PEO (3)	Summary Compensation Table Total for Second PEO (4)	Compensation Actually Paid to Second PEO (5)	Summary Compensation Table Total for Third PEO (6)	Compensation Actually Paid to Third PEO (7)	Average Summary Compensation Table Total for Non-PEO NEOs (6)	Average Compensation Actually Paid to Non-PEO NEOs (7)	Total Shareholder Return	Net Income (Loss) (dollars in millions)
2025	$868,985	$615,648	$889,720	$790,480	$—	$—	$376,526	$371,936	$12.86	$(42.6)
2024	$2,439,636	$1,104,789	$—	$—	$—	$—	$550,430	$234,721	$6.38	$(36.2)
2023	$1,924,276	$(580,542)	$—	$—	$474,000	$312,000	$653,310	$185,900	$34.73	$(9.9)

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column are the amounts reported for Mr. Madsen for each of the corresponding years in the “Total” column in our Summary Compensation Table above. Mr. Madsen was our CEO until August 2025.The dollar amounts reported in this column represent the CAP to Mr. Madsen as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Madsen. In accordance with these rules, these amounts reflect the “Total” as set0 forth in the Summary Compensation Table for each year, adjusted as shown below.

Compensation Actually Paid to First PEO	2025
Summary Compensation Table Total	$868,985
Less, value of “Stock Awards” reported in the SCT	(296,933)
Plus, change in fair value of outstanding and unvested equity awards granted in prior fiscal years	16,892
Plus, change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	44,236
Minus, fair value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting conditions in the fiscal year	(17,532)
Compensation Actually Paid to Mr. Madsen	$615,648
The dollar amounts reported in this column are the amounts reported for Mr. Christina for each of the corresponding years in the “Total” column in our Summary Compensation Table above. Mr. Christina became our CEO in August 2025.The dollar amounts reported in this column represent the CAP to Mr. Christina, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Christina. In accordance with these rules, these amounts reflect the “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below:

Compensation Actually Paid to Second PEO	2025
Summary Compensation Table Total	$889,720
Less, value of “Stock Awards” reported in the SCT	(388,700)
Plus, fair value at fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	289,460
Compensation Actually Paid to Mr. Christina	$790,480
(6)The dollar amounts reported in this column are the amounts reported for Mr. Boennighausen, our former CEO. Mr. Boennighausen was our CEO until November 2023.

Non-PEO NEO Average Total Compensation Amount				$ 376,526	$ 550,430	$ 653,310
Non-PEO NEO Average Compensation Actually Paid Amount				$ 371,936	234,721	185,900
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average of the amounts reported for our NEO’s (excluding Mr. Madsen and Mr. Christina) in the “Total;” column of the Summary Compensation Table in each applicable year. The names of each of the NEO’s included for these purposes are as follows: for 2023 Messrs. Hynes, Lukach and West and Mses. Pool and Heidman and for 2024 Messrs Kline and West and Mses. Heidman and Lockhart and for 2025 Messrs. Hynes, Kline and West and Mses. Lockhart.. The dollar amounts reported in this column represent the average CAP for the applicable NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect the “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$376,526
Less, value of “Stock Awards” reported in the SCT	(43,456)
Plus, fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year	34,041
Plus, change in fair value of outstanding and unvested equity awards granted in prior fiscal years	5,597
Plus, change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	7,901
Minus, fair value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting conditions in the fiscal year	(8,673)
Average Compensation Actually Paid to Non-PEO NEOs	$371,936

Total Shareholder Return Amount				$ 12.86	6.38	34.73
Net Income (Loss)				$ (42,600,000)	(36,200,000)	(9,900,000)
PEO Name	Mr. Christina
Additional 402(v) Disclosure
In accordance with the SEC’s disclosure requirements pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act, regarding Pay Versus Performance (PVP), provided below is the Company’s PVP disclosures as required As required by Item 402(v) for Smaller Reporting Companies, we have included a table that compares the total compensation of our principal executive officer (“PEO”) and average other named executive officers (“Non-PEO NEOs”), as presented in the Summary Compensation Table (“SCT”), to Compensation Actually Paid (“CAP”). The table and disclosure below also compares CAP to our indexed TSR and GAAP Net Income.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 17 to 27 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
				The Company is considered a small reporting company (SRC) which requires disclosure of three years of information.
Mr. Madsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 868,985	2,439,636	1,924,276
PEO Actually Paid Compensation Amount				615,648	$ 1,104,789	(580,542)
PEO Name		Mr. Madsen	Mr. Madsen		Mr. Madsen
Mr. Christina [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				889,720
PEO Actually Paid Compensation Amount				790,480
Mr. Boennighausen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						474,000
PEO Actually Paid Compensation Amount						$ 312,000
PEO | Mr. Madsen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(296,933)
PEO | Mr. Madsen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,892
PEO | Mr. Madsen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,236
PEO | Mr. Madsen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(17,532)
PEO | Mr. Christina [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(388,700)
PEO | Mr. Christina [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				289,460
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(43,456)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				34,041
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,597
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,901
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (8,673)